Related Party Transactions (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Beginning balance	$ 17,655	$ 22,223
New loans	5,431	2,196
Repayments	(2,375)	(4,489)
Other	(188)	(2,275)
Ending balance	$ 20,523	$ 17,655